UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	May 14, 2010
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		21
Form 13F Information Table Value Total:		345,123
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
                                                           VALUE  SHRS OR   SH/  PUT INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP      (x$1000) PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE  SHARED    NONE
ARCH CAP GROUP LTD         ORD                G0450A105    70,192  920,547  SH        SOLE              920,547
SCHWAB CHARLES CORP NEW    COM                 808513105    8,348  443,597  SH        SOLE              443,597
DIRECTV GROUP INC          COM                22765U102    10,387  307,229  SH        SOLE              307,229
DOMINOS PIZZA INC          COM                25754A201    31,796 2,331,066 SH        SOLE              2,331,066
GRUPO TELEVISA SA DE CV    SP ADR REP ORD     40049J206    29,506 1,403,700 SH        SOLE              1,403,700
HOME DEPOT INC             COM                 437076102    4,096  126,613  SH        SOLE              126,613
HOME DEPOT INC             COM                 437076902       10      800  SH   CALL SOLE              800
LIBERTY MEDIA CORP NEW     CAP COM SER A      53071M302     2,226   40,715  SH        SOLE              40,715
LIBERTY MEDIA CORP NEW     INT COM SER A      53071M104    50,803 1,396,833 SH        SOLE              1,396,833
LIBERTY MEDIA CORP NEW     ENT COM SER A      53071M500    30,064 1,964,982 SH        SOLE              1,964,982
LOWES COS INC              COM                 548661107   11,422  471,200  SH        SOLE              471,200
MOHAWK INDS INC            COM                 608190104   15,538  285,734  SH        SOLE              285,734
MOHAWK INDS INC            COM                 608190904      301       11  SH   CALL SOLE              11
SANDRIDGE ENERGY INC       COM                80007P307     3,411  443,049  SH        SOLE              443,049
SEALY CORPORATION          COM                 812139301   52,725  539,012  SH        SOLE              539,012
WAL MART STORES INC        COM                 931142903      107    6,822  SH   CALL SOLE              6,822
ARCH CAP GROUP LTD         COM                G0450A905        26      691  SH   CALL SOLE              691
WAL MART STORES INC        COM                 931142903        2      740  SH   CALL SOLE              740
ARCH CAP GROUP LTD         COM                G0450A905         9    1,916  SH   CALL SOLE              1,916
THERAVANCE INC             COM                88338T104     8,233  618,129  SH        SOLE              618,129
VIASAT INC                 COM                92552V100    15,921  460,000  SH        SOLE              460,000